CONVERTIBLE NOTES PAYABLE (Details Narrative)					3 Months Ended		12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 05, 2025 USD ($) d	Apr. 04, 2024 USD ($) d	Dec. 26, 2023	Mar. 31, 2025 USD ($) d $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) d $ / shares	Dec. 31, 2023 USD ($) d $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Interest rate								5.00%
Issuance of convertible notes					$ 97,100	$ 0
Principal amount						56,000
Trading days | d					10		10	10
Maturity date				Apr. 18, 2024
Proceeds from convertible debt					$ 92,000		$ 332,150	$ 28,000	$ 101,241
Original issue discount value					138,836		126,839	18,070
Interest and debt expense					26,714	3,498		32,053	12,769
Amortization debt discount					73,222	26,923	245,250	11,026
Convertible notes payable					603,829		506,729	163,900	135,900
Amortization debt discount								9,930	0
Accrued interest					133,572		101,769	60,669	34,872
Loans repaid					36,000	0	0	0
Addition of new derivatives recognized as debt discounts					0	19,956	23,904	1,096
Day 1 loss on derivative					51,580		54,863	2,935
Derivative debt discount								28,000
Interest and debt expense								12,769	12,072
Fair Value, Inputs, Level 3 [Member]
Addition of new derivatives recognized as debt discounts					80,119		319,436	28,000
Day 1 loss on derivative					$ 51,580		54,863	$ 2,935
Two Investors [Member]
Interest rate								7.00%
Debt, conversion ratio								25
Principal amount							332,150	$ 28,000
Loans repaid							$ 0	$ 0
Convertible Notes Payable [Member]
Interest rate		10.00%	10.00%		8.00%		8.00%	8.00%
Conversion price | $ / shares							$ 0.50	$ 0.50
Debt, conversion ratio		45	55					25
Principal amount	$ 56,100	$ 51,000	$ 100,000		$ 30,000		$ 30,000	$ 30,000
Original issue discount percentage	10.00%	10.00%	10.00%				10.00%
Trading days | d		20	20
Maturity date		Feb. 04, 2025	Oct. 03, 2024		Sep. 30, 2021		Sep. 30, 2021	Sep. 30, 2021
Proceeds from convertible debt	$ 51,000						$ 98,700		101,241
Original issue discount value	5,100						10,679
Amortization debt discount					$ 73,222	$ 6,967		$ 221,346	9,930
Convertible notes payable					30,000		30,000	30,000	30,000
Amortization debt discount					138,836		126,839	18,070
Accrued interest					105,102		78,388	46,335
Convertible debt									100,000
Repayments of convertible debt									$ 101,241
Shares issued | shares									101,241
Convertible Notes Payable [Member] | Common Stock [Member]
Conversion price | $ / shares									$ 1
Four Convertible Notes Payable [Member]
Principal amount					41,000
Fourteen And Twelve Convertible Notes Payable [Member]
Debt default long term debt amount					$ 275,779		273,279
Initial Convertible Notes Payable [Member]
Principal amount	$ 84,559						109,379
Seven (7) Convertible Notes Payable [Member]
Principal amount							233,450
Twelve (12) and Eleven (11) Convertible Notes Payable [Member]
Debt default long term debt amount							$ 273,279	$ 163,900
Minimum [Member] | Convertible Notes Payable [Member]
Convertible notes payable, term					5 months		1 year	1 year
Interest rate					7.00%		7.00%	7.00%
Debt, conversion ratio					25		25
Minimum [Member] | Four Convertible Notes Payable [Member]
Interest rate					8.00%
Debt, conversion ratio					25
Minimum [Member] | Seven (7) Convertible Notes Payable [Member]
Interest rate							10.00%
Debt, conversion ratio							25
Maximum [Member] | Convertible Notes Payable [Member]
Convertible notes payable, term					1 year		2 years	2 years
Interest rate					10.00%		20.00%	10.00%
Conversion price | $ / shares					$ 0.50
Debt, conversion ratio					45		45
Maximum [Member] | Four Convertible Notes Payable [Member]
Interest rate					10.00%
Maximum [Member] | Seven (7) Convertible Notes Payable [Member]
Interest rate							20.00%
Debt, conversion ratio							45